Financial investments	12 Months Ended
Dec. 31, 2021
Financial investments

8	Financial investments

The Company has financial investments in CDB, with daily liquidity, which it does not intend to use in the next three months, as shown below:

	December 31, 2021	December 31, 2020
Banco BV	262,465	253,066
Banco Itaú S/A	366,906	354,296
Banco Bradesco S/A	524,791	506,136
Banco BTG Pactual S/A	367,361	354,299
Banco do Brasil S/A	911,862	1,943,349
	2,433,385	3,411,146

The average yield of financial investments corresponds to 101.57% of CDI in December 2021 (98.95% in December 2020).